Repurchase Transactions - Summary of Repurchase Agreements in Financial Assets Pledged as Collateral and Reverse Repurchase Agreements in Off-Balance Sheet Items (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of repurchase transactions [Abstract]
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	$ 2,352,892,867	$ 722,417,948
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	$ 38,081,063	$ 0